Loan note instruments (Details) - Solar loan notes - USD ($) $ in Millions	Feb. 02, 2023	Jun. 30, 2026	Dec. 31, 2025
Loan note instruments
Debt instrument term	3 years
Principal value		$ 11.5	$ 11.5
Minimum
Loan note instruments
Borrowings, interest rate	9.50%
Maximum
Loan note instruments
Borrowings, interest rate	11.50%